Equity Incentive Plans & Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans & Stock-Based Compensation

Note 11. Equity Incentive Plans & Stock-Based Compensation

In 2014, the Company adopted its 2014 equity incentive plan (the “2014 Plan”) which provides for the granting of stock options, restricted stock awards and stock appreciation rights to employees, directors, and consultants of the Company.

Awards granted under the 2014 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of stock options grants shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s Board of Directors. Awards generally vest based on continuous service over four years. Awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2021 Plan (as defined below).

In 2021, the Company adopted its 2021 Equity Incentive Plan (the “2021 EIP”) which provides for the granting of stock options, restricted stock units (“RSUs”) and stock appreciation rights to employees, directors, and consultants of the Company. The Company initially reserved 81,460 shares of its common stock for issuance under the 2021 EIP. In April 2024, pursuant to the evergreen provisions of the 2021 EIP, the Company registered an additional 24,612 shares of common stock for issuance under the 2021 EIP.

As of December 31, 2024, the Company has an allocated reserve of 46,456 shares of its common stock for issuance under the 2021 EIP.

In addition, the Company adopted its 2021 Employee Stock Purchase Plan (“2021 ESPP”). The Company initially reserved 6,978 shares of its common stock for issuance under the 2021 ESPP. In March 2022, pursuant to the evergreen provisions of the 2021 ESPP, the Company registered an additional 3,491 shares of common stock for issuance under the 2021 ESPP.

In March 2023, pursuant to the evergreen provisions of the 2021 ESPP, the Company registered an additional 3,573 shares of common stock for issuance under the 2021 ESPP. In April 2024, pursuant to the evergreen provisions of the 2021 ESPP, the Company registered an additional 4,917 shares of common stock for issuance under the 2021 ESPP.

As of December 31, 2024, the Company has an allocated reserve of 18,958 shares of its common stock for issuance under the 2021 ESPP. As of December 31, 2024, the Company had not begun any offering periods for the 2021 ESPP.

Awards granted under the 2021 EIP generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of stock options grants shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s Board of Directors. Awards generally vest based on continuous service over 4 years. Awards forfeited, cancelled, or repurchased generally are returned to the pool of shares of common stock available for issuance under the 2021 Plan.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Stock options

Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of December 31, 2022	33	$283.50	7.3
Granted	—	$—
Exercised	(4)	$136.50
Forfeited or expired	(4)	$152.25
Outstanding as of December 31, 2023	25	$320.25	6.2
Options vested and expected to vest as of December 31, 2023	25	$320.25
Vested and exercisable as of December 31, 2023	24	$325.50

Outstanding as of December 31, 2023	25	$320.25	6.2
Granted	—	$—
Exercised	(3)	$94.50
Forfeited or expired	(4)	$242.25
Outstanding as of December 31, 2024	18	$380.70	5.0
Options vested and expected to vest as of December 31, 2024	18	$380.70
Vested and exercisable as of December 31, 2024	18	$380.10

As of December 31, 2024, there is no aggregate intrinsic value of options outstanding. As of December 31, 2023, there was $2.3 million of aggregate intrinsic value of options outstanding . Intrinsic value of options exercised for the years ended December 31, 2024 and 2023 was $0.2 million and $4.6 million, respectively. The total grant date fair value of options vested was $0.1 million and $0.7 million for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, there is no unrecognized compensation cost related to options.

Restricted Stock Units

The fair value of RSUs under the Company’s 2021 EIP is estimated using the value of the Company’s common stock on the date of grant.

Velo3D, Inc.

Notes to Consolidated Financial Statements

The following table summarizes outstanding and expected to vest RSUs as of December 31, 2024 and 2023 and their activity during the year ended December 31, 2024 and 2023:

	Number of Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
	(In thousands)	(Per Share Data)	(In thousands)
Balance as of December 31, 2022	19	$2,352.00	$17,202
Granted	41	807.90	33,070
Released	(11)	1,689.75	9,148
Cancelled	(11)	1,852.80	7,773
Balance as of December 31, 2023	38	$1,020.00	$7,940
Expected to vest as of December 31, 2023	38	$1,020.00	$7,940

Balance as of December 31, 2023	38	$1,020.00	$7,940
Granted	32	49.35	1,549
Released	(38)	428.10	1,276
Cancelled	(19)	808.65	1,050
Balance as of December 31, 2024	13	$714.30	$132
Expected to vest as of December 31, 2024	13	$714.30	$132

The aggregate intrinsic value of outstanding RSUs is calculated based on the closing price of the Company’s common stock as of the date outstanding. As of December 31, 2024, there was $11.0 million of unrecognized compensation cost related to 0.01 million unvested RSUs, which is expected to be recognized over a weighted average period of approximately 2.3 years. As of December 31, 2023, there was $35.8 million of unrecognized compensation cost related to 1.3 million unvested RSUs, which is expected to be recognized over a weighted average period of approximately 3.0 years.

Earnout Shares - Employees

The Earnout Shares issuable to holders of employee stock options are accounted as stock-based compensation expense as they are subject to forfeiture based on the satisfaction of certain employment conditions. The estimated fair values of the Earnout Shares associated with vested stock options are recognized as an expense and determined by the Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the five-year earnout period. The portion of the Earnout Shares associated with unvested stock options are recognized as an expense and considers the vesting continuing employment requirements.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Stock-based Compensation Expense

The following sets forth the total stock-based compensation expense by type of award included in operating expenses on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Restricted stock units	$9,637	$16,575
Stock options	121	515
Earnout shares - employees	3,958	5,783
	$13,716	$22,873

The following sets forth the total stock-based compensation expense for the stock options, RSUs, and earnout shares - employees included in operating expenses on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Research and development	$4,256	$11,415
Selling and marketing	2,708	5,689
General and administrative	6,752	5,769
	$13,716	$22,873

The following sets forth the total stock-based compensation expense by type of award included in cost of revenue in the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Restricted stock units	$1,644	$1,995
Stock options	4	63
	$1,648	$2,058

The following sets forth the total stock-based compensation expense for the stock options, and RSUs included in cost of revenue on the statements of operations:

	December 31,
	2024	2023
	(In thousands)
Cost of 3D Printer	$999	$1,622
Cost of support services	649	436
	$1,648	$2,058

Velo3D, Inc.

Notes to Consolidated Financial Statements